Accruals and Other Payables (Tables)	6 Months Ended
Jun. 30, 2025
Accruals and Other Payables [Abstract]
Schedule of Accruals and Other Payables

Accruals and other payables consist of the following:

	As of December 31,	As of June 30,
	2024	2025	2025
	HK$	HK$	US$
Accrued operating expenses	347,864	781,977	99,616
Accrued rental expenses	220,830	1,089,247	138,759
Accrued audit fees	153,698	534,972	68,150
Provision for sales commissions	1,600,643	1,910,748	243,410
Provision for long service payments and staff benefits	468,236	494,593	63,007
Others	558,594	444,732	56,654
Total	3,349,865	5,256,269	669,596